Portfolio of Investments – as of March 31, 2025 (Unaudited)
Vaughan Nelson Small Cap Fund*

Shares	Description	Value (†)
Common Stocks — 90.8% of Net Assets
	Aerospace & Defense — 3.2%
192,565	BWX Technologies, Inc.	$18,996,537
109,670	Huntington Ingalls Industries, Inc.	22,377,067
		41,373,604
	Air Freight & Logistics — 1.8%
591,920	GXO Logistics, Inc.(a)	23,132,234
	Banks — 15.4%
825,315	Cadence Bank	25,056,563
699,476	Comerica, Inc.	41,311,053
243,522	Cullen/Frost Bankers, Inc.	30,488,954
376,894	Prosperity Bancshares, Inc.	26,898,925
536,803	Western Alliance Bancorp	41,242,575
703,015	Zions Bancorp NA	35,052,328
		200,050,398
	Building Products — 0.9%
152,025	AAON, Inc.	11,877,713
	Capital Markets — 2.0%
672,620	Artisan Partners Asset Management, Inc., Class A	26,299,442
	Chemicals — 3.6%
1,545,651	Element Solutions, Inc.	34,947,169
115,202	Hawkins, Inc.	12,202,196
		47,149,365
	Communications Equipment — 0.4%
89,440	Ciena Corp.(a)	5,404,859
	Construction & Engineering — 1.0%
45,035	Valmont Industries, Inc.	12,851,638
	Construction Materials — 0.6%
35,330	Eagle Materials, Inc.	7,840,787
	Consumer Finance — 2.0%
220,291	FirstCash Holdings, Inc.	26,505,413
	Electric Utilities — 1.1%
309,036	Portland General Electric Co.	13,783,006
	Electronic Equipment, Instruments & Components — 1.4%
144,185	Coherent Corp.(a)	9,363,374
62,225	Insight Enterprises, Inc.(a)	9,333,128
		18,696,502
	Gas Utilities — 1.7%
289,445	Spire, Inc.	22,649,071
	Ground Transportation — 1.4%
939,605	RXO, Inc.(a)	17,946,455
	Health Care Equipment & Supplies — 2.2%
237,450	Globus Medical, Inc., Class A(a)	17,381,340
96,920	Integer Holdings Corp.(a)	11,437,529
		28,818,869
	Health Care Providers & Services — 2.0%
295,660	HealthEquity, Inc.(a)	26,127,474
	Hotels, Restaurants & Leisure — 1.9%
559,823	Red Rock Resorts, Inc., Class A	24,279,523
	Household Durables — 3.4%
155,903	Champion Homes, Inc.(a)	14,773,368
174,430	Installed Building Products, Inc.	29,907,768
		44,681,136
	Industrial REITs — 1.9%
669,297	STAG Industrial, Inc.	24,175,008
	Insurance — 7.1%
559,116	First American Financial Corp.	36,694,783
Shares	Description	Value (†)
	Insurance — continued
127,160	Hanover Insurance Group, Inc.	$22,119,482
370,786	Selective Insurance Group, Inc.	33,941,751
		92,756,016
	Life Sciences Tools & Services — 0.9%
267,475	Bruker Corp.	11,164,406
	Machinery — 4.1%
333,290	Columbus McKinnon Corp.	5,642,600
121,970	Federal Signal Corp.	8,970,893
188,045	JBT Marel Corp.	22,979,099
81,974	Lincoln Electric Holdings, Inc.	15,506,202
		53,098,794
	Marine Transportation — 1.7%
218,100	Kirby Corp.(a)	22,030,281
	Metals & Mining — 1.4%
227,427	Materion Corp.	18,558,043
	Mortgage Real Estate Investment Trusts (REITs) — 3.6%
2,688,770	AGNC Investment Corp.	25,758,417
2,074,943	MFA Financial, Inc.	21,288,915
		47,047,332
	Oil, Gas & Consumable Fuels — 4.9%
658,875	Antero Resources Corp.(a)	26,644,905
239,920	Matador Resources Co.	12,257,513
460,417	Murphy Oil Corp.	13,075,843
878,990	Permian Resources Corp.	12,174,011
		64,152,272
	Professional Services — 2.3%
352,535	ManpowerGroup, Inc.	20,404,726
117,400	TriNet Group, Inc.	9,302,776
		29,707,502
	Real Estate Management & Development — 2.2%
2,742,845	Cushman & Wakefield PLC(a)	28,031,876
	Retail REITs — 1.8%
544,061	NNN REIT, Inc.	23,204,202
	Semiconductors & Semiconductor Equipment — 1.6%
88,090	Onto Innovation, Inc.(a)	10,688,841
182,706	Rambus, Inc.(a)	9,459,603
		20,148,444
	Specialty Retail — 2.4%
703,788	Valvoline, Inc.(a)	24,498,860
343,670	Warby Parker, Inc., Class A(a)	6,265,104
		30,763,964
	Textiles, Apparel & Luxury Goods — 2.5%
851,830	Capri Holdings Ltd.(a)	16,806,606
363,375	Gildan Activewear, Inc.	16,068,442
		32,875,048
	Trading Companies & Distributors — 6.4%
360,697	Beacon Roofing Supply, Inc.(a)	44,618,219
97,689	GATX Corp.	15,168,171
448,435	Rush Enterprises, Inc., Class A	23,950,913
		83,737,303
	Total Common Stocks (Identified Cost $1,118,795,092)	1,180,917,980

Exchange-Traded Funds — 4.7%
407,950	iShares Russell 2000 Value ETF (Identified Cost $68,001,492)	61,592,291

Principal Amount	Description	Value (†)
Short-Term Investments — 4.7%
$60,622,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2025 at 2.500% to be repurchased at $60,627,135 on 4/01/2025 collateralized by $61,484,200 U.S. Treasury Note, 4.000% due 2/29/2028 valued at $61,835,574 including accrued interest(b) (Identified Cost $60,622,926)	$60,622,926
	Total Investments — 100.2% (Identified Cost $1,247,419,510)	1,303,133,197
	Other assets less liabilities — (0.2)%	(2,740,335)
	Net Assets — 100.0%	$1,300,392,862

*	Effective May 1, 2025, the Board of Trustees approved a change in the name of the Fund to Vaughan Nelson Small Cap Fund (formerly Vaughan Nelson Small Cap Value Fund).

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,180,917,980	$ —	$ —	$1,180,917,980
Exchange-Traded Funds	61,592,291	—	—	61,592,291
Short-Term Investments	—	60,622,926	—	60,622,926
Total Investments	$1,242,510,271	$60,622,926	$—	$1,303,133,197

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2025 (Unaudited)
Banks	15.4%
Insurance	7.1
Trading Companies & Distributors	6.4
Oil, Gas & Consumable Fuels	4.9
Machinery	4.1
Chemicals	3.6
Mortgage Real Estate Investment Trusts (REITs)	3.6
Household Durables	3.4
Aerospace & Defense	3.2
Textiles, Apparel & Luxury Goods	2.5
Specialty Retail	2.4
Professional Services	2.3
Health Care Equipment & Supplies	2.2
Real Estate Management & Development	2.2
Consumer Finance	2.0
Capital Markets	2.0
Health Care Providers & Services	2.0
Other Investments, less than 2% each	21.5
Exchange-Traded Funds	4.7
Short-Term Investments	4.7
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%